Note 20 - Fair Value of Financial Instruments and Fair Value Measurements - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Reported Value Measurement [Member]
Cash and Short-Term Investments	$ 60,155	$ 57,813
Investment Securities Available for Sale	353,066	354,247
Federal Home Loan Bank Stock	2,978	3,043
Loans, Net	774,249	757,281
Bank-Owned Life Insurance	17,598	17,089
Deposits	1,085,125	1,067,985
Subordinated Debentures	24,229	24,229
Other Borrowed Money	44,000	47,500
Estimate of Fair Value Measurement [Member]
Cash and Short-Term Investments	60,155	57,813
Investment Securities Available for Sale	353,066	354,247
Federal Home Loan Bank Stock	2,978	3,043
Loans, Net	769,809	757,163
Bank-Owned Life Insurance	17,598	17,089
Deposits	1,086,503	1,068,392
Subordinated Debentures	24,229	24,229
Other Borrowed Money	44,032	47,626
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and Short-Term Investments	60,155	57,813
Investment Securities Available for Sale
Federal Home Loan Bank Stock	2,978	3,043
Loans, Net
Bank-Owned Life Insurance	17,598	17,089
Deposits	744,094	727,818
Subordinated Debentures
Other Borrowed Money
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and Short-Term Investments
Investment Securities Available for Sale	348,788	346,950
Federal Home Loan Bank Stock
Loans, Net	766,457	752,287
Bank-Owned Life Insurance
Deposits	342,409	340,574
Subordinated Debentures	24,229	24,229
Other Borrowed Money	44,032	47,626
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and Short-Term Investments
Investment Securities Available for Sale	4,278	7,297
Federal Home Loan Bank Stock
Loans, Net	3,352	4,876
Bank-Owned Life Insurance
Deposits
Subordinated Debentures
Other Borrowed Money